Additional disclosure requirements - Condensed Balance Sheets (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and due from banks	€ 134,228		€ 186,134
Trading account assets	206,874	€ 176,921
Premises and equipment, net	32,764	32,926
Other assets	9,707	8,856
TOTAL ASSETS	1,786,261	1,797,062
Liabilities
Other liabilities	18,026	17,598
TOTAL LIABILITIES	1,682,613	1,692,821
Stockholders' equity
Capital stock	7,747	8,092
TOTAL EQUITY	103,648	104,241	€ 102,044	€ 97,585
TOTAL LIABILITIES AND EQUITY	1,786,261	1,797,062
Banco Santander S.A. | Reportable legal entities
Assets
Cash and due from banks	130,150	172,524
Trading account assets	116,064	102,296
Investment securities	72,272	63,325
Investment in affiliated companies	100,430	99,326
Premises and equipment, net	6,216	6,368
Other assets	15,099	15,435
TOTAL ASSETS	751,517	757,342
Liabilities
Deposits	369,131	398,374
Short-term debt	95,981	70,771
Long-term debt	120,371	129,258
Total debt	216,352	200,029
Other liabilities	89,178	84,065
TOTAL LIABILITIES	674,661	682,468
Stockholders' equity
Capital stock	7,747	8,092
Retained earnings and other reserves	69,109	66,782
TOTAL EQUITY	76,856	74,874
TOTAL LIABILITIES AND EQUITY	751,517	757,342
Banco Santander S.A. | Reportable legal entities | Loans and Leases
Assets
Financial assets	311,285	298,068
Bank subsidiaries | Banco Santander S.A. | Reportable legal entities
Assets
Cash and due from banks	7,476	6,834
Investment securities	17,403	16,137
Investment in affiliated companies	74,374	74,016
Liabilities
Deposits	4,489	7,832
Total debt	50	0
Non-bank subsidiaries | Banco Santander S.A. | Reportable legal entities
Assets
Investment securities	992	1,229
Investment in affiliated companies	26,056	25,310
Liabilities
Deposits	17,123	14,610
Total debt	1,193	1,816
Non-bank subsidiaries | Banco Santander S.A. | Reportable legal entities | Loans and Leases
Assets
Financial assets	€ 21,680	€ 22,435